Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)	July 31, 2021

Industry	Issue	Shares	Value
	COMMON STOCKS (91.8%)
	AUTOMOBILES & COMPONENTS (0.9%)
	Ford Motor Co. *	15,700	$219,015

	BANKS (3.3%)
	Citizens Financial Group, Inc.	9,200	387,872
	Regions Financial Corporation	20,990	404,058
			791,930

	CAPITAL GOODS (10.1%)
	Carlisle Companies Incorporated	1,320	266,957
	Cummins, Inc.	1,040	241,384
	Huntington Ingalls Industries, Inc.	875	179,489
	The Middleby Corporation *	1,300	248,937
	Otis Worldwide Corp.	2,170	194,323
	Parker-Hannifin Corporation	990	308,910
	Sensata Technologies Holding PLC *^	2,770	162,377
	Snap-on Incorporated	1,040	226,699
	Trane Technologies PLC ^	1,900	386,859
	W.W. Grainger, Inc.	520	231,182
			2,447,117

	COMMERCIAL & PROFESSIONAL SERVICES (4.4%)
	Booz Allen Hamilton Holding Corp.	2,645	226,968
	IHS Markit Ltd. ^	2,480	289,763
	Republic Services, Inc.	2,290	271,044
	TransUnion	2,290	274,937
			1,062,712

	CONSUMER DURABLES & APPAREL (2.7%)
	Brunswick Corporation	2,985	311,634
	Lennar Corporation - Class A	3,150	331,223
			642,857

	CONSUMER SERVICES (4.0%)
	Aramark	4,567	160,439
	Darden Restaurants, Inc.	1,300	189,644
	Marriott International Inc. - Class A *	1,210	176,636
	Service Corporation International	3,440	214,965
	Vail Resorts, Inc. *	740	225,848
			967,532

	DIVERSIFIED FINANCIALS (3.8%)
	Ameriprise Financial, Inc.	1,380	355,433
	State Street Corp.	3,430	298,890
	Voya Financial, Inc.	4,110	264,684
			919,007

	ENERGY (2.5%)
	Diamondback Energy Inc.	4,460	344,000
	DT Midstream, Inc. *	475	20,140
	Pioneer Natural Resources Co.	1,570	228,231
			592,371

	FOOD, BEVERAGE & TOBACCO (1.4%)
	The Hershey Company	1,900	339,872

	HEALTH CARE EQUIPMENT & SERVICES (8.9%)
	Boston Scientific Corporation *	5,180	236,208
	Centene Corporation *	3,899	267,510
	The Cooper Companies, Inc.	440	185,579
	Hill-Rom Holdings, Inc.	1,980	274,151
	Laboratory Corporation of America Holdings *	1,205	356,861
	Molina Healthcare, Inc. *	740	202,027
	STERIS PLC ^	835	181,988
	Teleflex, Inc.	390	154,998
	Zimmer Biomet Holdings, Inc.	1,810	295,790
			2,155,112

	HOUSEHOLD & PERSONAL PRODUCTS (1.5%)
	Church & Dwight Co., Inc.	4,290	371,428

	INSURANCE (3.9%)
	Arch Capital Group Ltd. *^	6,870	267,930
	Assurant, Inc.	1,810	285,636
	Everest Re Group Ltd. ^	690	174,453
	The Hartford Financial Services Group, Inc.	3,540	225,215
			953,234

	MATERIALS (6.6%)
	Ball Corporation	2,940	237,787
	Corteva, Inc.	5,430	232,296
	Martin Marietta Materials, Inc.	1,130	410,529
	PPG Industries, Inc.	1,710	279,619
	Steel Dynamics, Inc.	6,880	443,416
			1,603,647

	MEDIA & ENTERTAINMENT (2.7%)
	Altice USA, Inc. - Class A *	4,500	138,285
	Match Group, Inc. *	1,810	288,279
	Twitter, Inc. *	3,410	237,847
			664,411

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (3.9%)
	Agilent Technologies, Inc.	2,970	455,093
	AstraZeneca PLC - ADR ^	1,806	103,356
	Charles River Laboratories International, Inc. *	965	392,678
			951,127

	RETAILING (3.5%)
	AutoZone, Inc. *	254	412,387
	Ross Stores, Inc.	3,540	434,322
			846,709

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
	Analog Devices, Inc.	1,590	266,198
	KLA Corporation	1,210	421,274
	Lam Research Corporation	540	344,201
	Qorvo, Inc. *	950	180,110
			1,211,783

	SOFTWARE & SERVICES (10.6%)
	Akamai Technologies, Inc. *	2,330	279,413
	ANSYS, Inc. *	450	165,807
	Cadence Design Systems, Inc. *	2,285	337,380
	EPAM Systems, Inc. *	350	195,930
	FleetCor Technologies, Inc. *	830	214,323
	Fortinet, Inc. *	2,030	552,647
	Global Payments, Inc.	2,005	387,787
	Synopsys, Inc. *	1,520	437,745
			2,571,032

	TECHNOLOGY HARDWARE & EQUIPMENT (3.9%)
	Arista Networks, Inc. *	1,080	410,821
	Keysight Technologies, Inc. *	1,880	309,354
	Motorola Solutions, Inc.	940	210,485
			930,660

	TRANSPORTATION (3.8%)
	Kansas City Southern	1,040	278,512
	Old Dominion Freight Line, Inc.	1,195	321,634
	XPO Logistics, Inc. *	2,210	306,505
			906,651

	UTILITIES (4.4%)
	Alliant Energy Corporation	3,770	220,658
	Ameren Corporation	3,220	270,223
	CMS Energy Corporation	3,590	221,826
	DTE Energy Company	950	111,454
	Xcel Energy, Inc.	3,420	233,415
			1,057,576

	Total Common Stocks	(Cost $12,720,096)	22,205,783

	REAL ESTATE INVESTMENT TRUSTS (REITs) (6.9%)
	REAL ESTATE (6.9%)
	AvalonBay Communities, Inc.	1,105	251,752
	Boston Properties, Inc.	1,585	186,047
	Digital Realty Trust, Inc.	1,330	205,033
	Duke Realty Corp.	7,950	404,496
	EastGroup Properties, Inc.	675	118,948
	Medical Properties Trust, Inc.	10,500	220,815
	SBA Communications Corp.	825	281,317
			1,668,408

	Total REITs	(Cost $1,442,999)	1,668,408

Total Investments	98.7%	(Cost $14,163,095)	$23,874,191
Other Assets, Less Liabilities	1.3%		304,759
Total Net Assets:	100.0%		$24,178,950

Percentages are stated as a percent of net assets.

*	Non-Income Producing Securities
^	Foreign Issued Securities
ADR	- American Depository Receipt
PLC	- Public Limited Company

The industry classifications represented in the Schedule of Investments are in accordance with Global
Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC.

The following table summarizes the inputs used, as of July 31, 2021, in valuating the Fund's assets:
Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2021, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$219,015	$–	$–	$219,015
Banks	791,930	–	–	791,930
Capital Goods	2,447,117	–	–	2,447,117
Commercial & Professional Services	1,062,712	–	–	1,062,712
Consumer Durables & Apparel	642,857	–	–	642,857
Consumer Services	967,532	–	–	967,532
Diversified Financials	919,007	–	–	919,007
Energy	592,371	–	–	592,371
Food, Beverage & Tobacco	339,872	–	–	339,872
Health Care Equipment & Services	2,155,112	–	–	2,155,112
Household & Personal Products	371,428	–	–	371,428
Insurance	953,234	–	–	953,234
Materials	1,603,647	–	–	1,603,647
Media & Entertainment	664,411	–	–	664,411
Pharmaceuticals, Biotechnology & Life Sciences	951,127	–	–	951,127
Retailing	846,709	–	–	846,709
Semiconductors & Semiconductor Equipment	1,211,783	–	–	1,211,783
Software & Services	2,571,032	–	–	2,571,032
Technology Hardware & Equipment	930,660	–	–	930,660
Transportation	906,651	–	–	906,651
Utilities	1,057,576	–	–	1,057,576
Total Common Stocks	$22,205,783	$–	$–	$22,205,783

REITs
Real Estate	$1,668,408	$–	$–	$1,668,408
Total REITs	$1,668,408	$–	$–	$1,668,408

Total Investments	$23,874,191	$–	$–	$23,874,191

There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

Portfolio Industry Allocation and Market Capitalization as of July 31, 2021 (Unaudited)

Industry Allocation	% of TNA	Portfolio Market Cap Mix	% of TNA
Automobiles & Components	0.9%	Large Cap (over $46.4 billion)	14.6%
Banks	3.3%	Mid Cap ($3.6 - $46.4 billion)	84.1%
Capital Goods	10.1%	Cash & Other	1.3%
Commercial & Professional Services	4.4%
Consumer Durables & Apparel	2.7%	Total	100.0%
Consumer Services	4.0%
Diversified Financials	3.8%
Energy	2.5%
Food, Beverage & Tobacco	1.4%
Health Care Equipment & Services	8.9%
Household & Personal Products	1.5%
Insurance	3.9%
Materials	6.6%
Media & Entertainment	2.7%
Pharmaceuticals, Biotechnology & Life Sciences	3.9%
Retailing	3.5%
Semiconductors & Semiconductor Equipment	5.0%
Software & Services	10.6%
Technology Hardware & Equipment	3.9%
Transportation	3.8%
Utilities	4.4%
REITs	6.9%
Cash & Other	1.3%

Total	100.0%

TNA - Total Net Assets
Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.